Parent company only condensed financial information	12 Months Ended
Dec. 31, 2023
Parent company only condensed financial information
Parent company only condensed financial information
36.	Parent company only condensed financial information
The Company performed a test on the restricted net assets of the consolidated subsidiaries and VIEs in accordance with Rule
5-04
(c) of Regulation
S-X,
and concluded that it was applicable for the Company to disclose the financial information for the parent company only.
As of December 31, 2023, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.
Condensed Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB		US$
				Note 2(g)
	(in millions, except share and per share data)
ASSETS
Cash and cash equivalents	5,029	4,788		674
Short-term investments	—	2,843		400
Internal balance	63,708	53,088		7,478
Investments in subsidiaries and consolidated VIEs	162,015	188,817		26,595
Prepayments and other assets	308	154		22

Total assets	231,060	249,690		35,169

LIABILITIES
Unsecured senior notes	10,347	10,536		1,484
Long-term borrowings	6,965	7,083		998
Accrued expenses and other liabilities	382	213		30

Total liabilities	17,694	17,832		2,512

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,793,298,344 Class A ordinary shares issued and 2,756,458,772 outstanding, 386,374,723 Class B ordinary shares issued and 379,220,475 outstanding as of December 31, 2022; 2,860,222,213 Class A ordinary shares issued and 2,820,978,543 outstanding, 323,212,124 Class B ordinary shares issued and 316,685,372 outstanding as of December 31, 2023.)	— *	—	*	—	*
Additional paid-in capital	184,041	184,204		25,945
Statutory reserves	3,473	6,109		860
Treasury stock	(2,493)	(3,409)		(480)
Retained earnings	29,304	44,051		6,205
Accumulated other comprehensive income/(loss)	(959)	903		127

Total shareholders’ equity	213,366	231,858		32,657

Total liabilities and shareholders’ equity	231,060	249,690		35,169

*	Absolute amount is less than RMB1 million.

Condensed Statements of Operations and Comprehensive Income/(Loss)

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 2(g)
	(in millions)
Operating expenses
Marketing	(4)	(2)	(4)	(1)
General and administrative	(465)	(331)	(204)	(29)

Loss from operations	(469)	(333)	(208)	(30)

Other income/(expense)
Income/(loss) from subsidiaries and consolidated VIEs	(2,708)	10,667	24,967	3,516
Other income/(expense), net	(376)	48	(591)	(83)

Income/(loss) before tax	(3,553)	10,382	24,168	3,403
Income tax expenses	(7)	(2)	(1)	—

Net income/(loss)	(3,560)	10,380	24,167	3,403

Net income/(loss) attributable to the Company’s ordinary shareholders	(3,560)	10,380	24,167	3,403

Net income/(loss)	(3,560)	10,380	24,167	3,403
Other comprehensive income/(loss):
Foreign currency translation adjustments	(2,542)	5,131	1,862	263

Total other comprehensive income/(loss)	(2,542)	5,131	1,862	263

Total comprehensive income/(loss)	(6,102)	15,511	26,029	3,666

Condensed Statements of Cash Flows

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 2(g)
	(in millions)
Net cash used in operating activities	(411)	(509)	(765)	(108)

Cash flows from investing activities:
Purchase of short-term investments	(3,189)	—	(2,833)	(399)
Maturity of short-term investments	6,546	1	—	—
Loans (provided to)/settled by internal companies	(20,900)	7,426	12,633	1,779
Other investing activities	3,147	—	—	—

Net cash provided by/(used in) investing activities	(14,396)	7,427	9,800	1,380

Cash flows from financing activities:
Repurchase of ordinary shares	—	(1,823)	(2,497)	(352)
Cash paid for dividends	—	(13,087)	(6,741)	(949)
Proceeds from short-term borrowings	—	3,945	—	—
Repayment of short-term borrowings	—	(7,005)	—	—
Proceeds from long-term borrowings	—	6,618	—	—
Repayment of unsecured senior notes	(3,246)	—	—	—
Other financing activities	62	1,043	33	5

Net cash used in financing activities	(3,184)	(10,309)	(9,205)	(1,296)

Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(136)	1,003	(71)	(10)

Net decrease in cash, cash equivalents, and restricted cash	(18,127)	(2,388)	(241)	(34)
Cash, cash equivalents, and restricted cash at beginning of year	25,544	7,417	5,029	708

Cash, cash equivalents, and restricted cash at end of year	7,417	5,029	4,788	674

Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and consolidated VIEs.
For the parent company only condensed financial information, the Company records its investments in subsidiaries and consolidated VIEs under the equity method of accounting as prescribed in ASC 323. Such investments are presented in the condensed balance sheets as “Investments in subsidiaries and consolidated VIEs” and shares in the subsidiaries and consolidated VIEs’ financial results are presented as “Income/(loss) from subsidiaries and consolidated VIEs” in the condensed statements of operations and comprehensive income/(loss). The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.